S000015654 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	225 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EM Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%	4.70%
Performance Inception Date				Mar. 30, 2007
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	35.88%	6.62%	8.82%	5.47%
Performance Inception Date				Mar. 30, 2007
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	36.19%	6.87%	9.08%	5.67%
Performance Inception Date				Mar. 30, 2007
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.72%	5.28%	8.17%	5.03%
Performance Inception Date				Mar. 30, 2007
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.31%	5.13%	7.38%	4.65%
Performance Inception Date				Mar. 30, 2007